SUPPLEMENTARY DATA (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTARY DATA [Abstract]
Summary of Property and equipment

	As of December 31,
	2023	2022
Buildings and improvements	$446,799	$155,510
Land and land improvements	81,246	50,866
Furniture and fixtures	108,693	76,507
Office, computer and other equipment	233,242	85,580
Construction in progress	29,029	17,530

	899,009	385,993
Less: accumulated depreciation	(205,976)	(154,356)

Total Property, buildings and equipment, net	$693,033	$231,637

Summary of Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Foreign Exchange	Balance at End of Year
Allowance for doubtful accounts
Year Ended December 31, 2023	$18,108	$10,833	$(6,948)	$544	$22,537
Year Ended December 31, 2022	$22,744	$7,417	$(11,035)	$(1,018)	$18,108
Deferred tax valuation allowance
Year Ended December 31, 2023	$536	$15,639	$—	$(9)	$16,166
Year Ended December 31, 2022	$2,504	$(197)	$(1,770)	$(1)	$536

Summary of Unamortized Content Costs

	Predominantly Monetized Individually		Predominantly Monetized as a Film Group
	As of December 31,		As of December 31,
	2023	2022	2023	2022
Licensed and acquired program rights	$—	$—	$21,413	$20,548
Produced programming:
In release	1,410	—	2,081	5,762
Completed but not released	2,045	—	115	387
In production	1,350	—	819	557

Total film and television costs	$4,805	$—	$24,428	$27,254

Summary of Amortization and Impairment of Content Costs

	Year Ended December 31,
	2023	2022
Content production amortization expense - assets monetized individually	$5,028	$—
Content production amortization expense - assets monetized as a film group	19,944	15,099
Content production impairment charges (1)	—	—

Total amortization and impairment of content costs	$24,972	$15,099

(1)
Unamortized content costs are evaluated for impairment whenever events or changes in circumstances indicate that the fair value of a film predominantly monetized on its own or a film group may be less than its amortized costs. If conditions indicate a potential impairment, and the estimated future cash flows are not sufficient to recover the unamortized costs, the asset is written down to fair value. In addition, if we determine that content will not likely air, we will expense the remaining unamortized costs.

Summary of Other Current Assets

	As of December 31,
	2023	2022
Ticket inventory	$188,560	$102,640
Prepaid taxes	57,885	6,727
Other current receivables	21,561	37,987
Amounts due from the Group (Note 22)	10,423	14,923
Prepaid insurance	10,628	4,265
Assets held for sale	7,500	—
Other	54,155	21,762

Total	$350,712	$188,304

Summary of Accrued Liabilities

	As of December 31,
	2023	2022
Accrued operating expenses	$24,098	$28,121
Payroll-related costs	138,101	62,791
Event and production-related costs	107,722	86,098
Interest	41,634	35,502
Accrued capital expenditures	31,844	2,841
Legal and professional fees	22,129	7,176
Other	56,753	31,080

Total	$422,281	$253,618